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invesco.com/ETFs
March 22, 2024
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Invesco Exchange-Traded Self-Indexed Fund Trust
1933 Act Registration No. 333-221046
1940 Act Registration No. 811-23304
Dear Sir or Madam:
On behalf of Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”), attached herewith for filing pursuant to the provisions of the Securities Act of 1933, as amended, and Rule 485(a)(2) promulgated thereunder, and the Investment Company Act of 1940, as amended, is the electronic version of Post-Effective Amendment No. 171 (the “Amendment”) to the Trust’s registration statement on Form N-1A. This Amendment is being filed in order to register two new series of the Trust, to be called Invesco BulletShares 2034 Corporate Bond ETF and Invesco BulletShares 2032 High Yield Corporate Bond ETF.
Please send copies of all correspondence with respect to this Amendment to me at Anita.DeFrank@invesco.com or contact me by phone at (630) 684-5902.
Very truly yours,
/s/ Anita De Frank
Anita De Frank, Senior Counsel